Supplementary Oil And Gas Information (12-Month Average Trailing Prices) (Details)	12 Months Ended
	Dec. 31, 2014 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2013 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2012 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2014 Natural Gas [Member] AECO [Member]		Dec. 31, 2013 Natural Gas [Member] AECO [Member]		Dec. 31, 2012 Natural Gas [Member] AECO [Member]		Dec. 31, 2014 Oil and NGLs WTI [Member]		Dec. 31, 2013 Oil and NGLs WTI [Member]		Dec. 31, 2012 Oil and NGLs WTI [Member]		Dec. 31, 2014 Oil and NGLs Edmonton Light Sweet [Member]		Dec. 31, 2013 Oil and NGLs Edmonton Light Sweet [Member]		Dec. 31, 2012 Oil and NGLs Edmonton Light Sweet [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price	4.34	[1]	3.67	[1]	2.76	[1]	4.63	[1]	3.14	[1]	2.35	[1]	94.99	[1]	96.94	[1]	94.71	[1]	96.40	[1]	93.44	[1]	87.42	[1]

[1]	Natural GasOil & NGLsHenry Hub ($/MMBtu)AECO (C$/MMBtu)WTI ($/bbl)Edmonton Light Sweet(C$/bbl)Reserves Pricing (1)2012 2.76  2.35  94.71  87.42 2013 3.67  3.14  96.94  93.44 2014 4.34  4.63  94.99  96.40 All prices were held constant in all future years when estimating net revenues and reserves.